As filed with the U.S. Securities and Exchange Commission on September 9, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

ZEVENBERGEN GROWTH FUND
INVESTOR CLASS (ZVNBX)
INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Zevenbergen Growth Fund and the Zevenbergen Genea Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.zci.com/funds). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-ZVNBRGN.

For the twelve months ending June 30, 2019

Dear Fellow Shareholders,

Domestic equities navigated significant bouts of market turbulence to reach near record levels by period end June 30, 2019. Endeavoring to stay above the fray of ongoing macro concerns (trade, tariffs and interest rates), Zevenbergen Capital Investments LLC ("ZCI") continues to focus on the fundamentals, not the headlines. The Zevenbergen Growth Fund Investor Share Class (ZVNBX) returned 16.4% and the Zevenbergen Genea Fund Investor Share Class (ZVGNX) appreciated 11.7%, both outperforming their benchmark, the Russell 3000® Growth Index, which increased 10.6% for the period.

Zevenbergen Growth Fund:
While large-capitalization companies dominated the indices, the real standouts for portfolio excess return came from small to mid-capitalization issues in technology (Shopify Inc.), health care (Exact Sciences Corporation) and consumer discretionary (MercadoLibre, Inc.). Reduced college admissions (2U, Inc.), trade concerns (XPO Logistics, Inc.), and manufacturing shortfalls (Tesla, Inc.) produced the largest performance detractors over the trailing twelve months.

Investments in fulfillment, expansion into international markets, and appeal to enterprise‐level customers paid off with increased merchant engagement at Shopify Inc. (omni‐channel commerce platform). The company exceeded revenue estimates and management guided expectations higher, based on strength in subscription plans and merchant solutions. With big plans to help customers increase sales and deliver products faster, Shopify is investing $1 billion in a network of fulfillment centers in the U.S.; enhancing engagement and reducing customer expense and churn.

Exact Sciences Corporation has been a robust performance contributor for three years in a row. Strong sales of DNA‐based colon cancer screening tool, CologuardR, broader brand awareness among consumers and doctors, as well as a newly formed sales and marketing partnership with Pfizer Inc. propelled share gains over the years. Additionally, long‐term growth is enhanced by the American Cancer Society lowering the recommended age to begin colorectal cancer screening to 45 from the previous recommendation of 50.

Shares of MercadoLibre, Inc. climbed steadily in 2019 after a rocky end to 2018 due primarily to cost pressures and emerging markets weakness, as the Latin American ecommerce leader reported continued success serving its competitive niche of small and medium‐sized businesses and rapid consumer adoption of its payment services. Latin American consumers, who are more likely to own a smart phone than a credit card, have embraced alternative payments, leading to significant growth in MercadoLibre’s mobile point‐of‐sale and digital wallet payment volumes. To maintain market leadership, management is investing in complimentary financial solutions (consumer credit, asset management, insurance) and logistics capacity for its marketplace.

Reduced enrollment/admittance rates for graduate programs, contract delays and the highly‐publicized U.S. college admissions scandals led to a modest reduction in revenue guidance from online education provider, 2U, Inc. Investors did not take kindly to lowered expectations. While the company’s near‐term revenue trajectory softened, the global higher education market still represents a $1.9 trillion opportunity and is poised for disruption. Technology democratizes and optimizes education, which is critical for success in our increasingly knowledge‐based economy.

The broader narrative on XPO Logistics, Inc. shifted remarkably quickly by the end of 2018. The initial investment thesis of a disruptive, asset‐light logistics innovator with ecommerce tailwinds switched to a middle‐of‐the‐road, less‐than‐full‐truckload, higher fixed-cost carrier. With uncertainty in U.S. and global trade dynamics and absent another large acquisition to drive efficiencies and profits, management lowered cash flow targets, falling short of long‐term stated goals. The reduced guidance also fell short of ZCI’s growth requirements and the position was sold near the end of 2018.

Demand and profit concerns continued to plague shares of Tesla, Inc. Record deliveries assuaged anxieties to some extent, however profitability remained elusive primarily due to logistics expense for delivery to Europe and China. The company has set its sights on breakeven earnings and a return to generating profits in 2019. With plans for local production of the Model 3 in China by the end of 2019 and the Model Y roll out scheduled for the fall of 2020, forward‐looking metrics related to revenue, such as orders and deliveries, should trend in the right direction.

Zevenbergen Genea Fund:
Consumer discretionary (The Trade Desk, Inc. and MercadoLibre, Inc.) and technology (Shopify Inc.) led the Fund’s outperformance for the period. Individual securities in consumer discretionary (2U, Inc. and Tesla, Inc.) and technology (Activision Blizzard, Inc.) were the most meaningful performance detractors. Please refer to the Growth Fund commentary above related to MercardoLibre, Inc., Shopify Inc., 2U, Inc., and Tesla, Inc.

Not many companies are able to garner market share of advertising budgets from the largest search and social networks in the world. To effectively compete, The Trade Desk, Inc. (platform for managing data-driven digital ad campaigns) created a consortium of ad tech firms and provides participants a unified, standardized identifier to help scale, improve match rates and target audiences. Instead of the limited information provided by the largest monopolies, the unified ID allows Trade Desk to act as a trusted partner to advertisers. Proving there is money to be made disrupting old‐school industries, shares gained meaningfully, as an improved interface and decision engine for real‐time ad bidding gained traction.

Early promise of an electronic sports revolution was not enough to insulate video game publisher Activision Blizzard, Inc. from the demanding feature game release cycle and rising competitive threats. Weak management guidance suggested no near‐term relief from a difficult operating environment. Given lowered growth estimates and reduced confidence in Activision’s overall outlook, the Fund exited the position in early 2019.

Against a softening macroeconomic backdrop, companies with strong growth characteristics should be favored as growth becomes scarcer. Stock selection remains key in this differentiated environment, playing to ZCI’s strengths. The quantum, variety and accuracy of information we are all exposed to every day is vast; identifying and separating facts from financial motives can be challenging. ZCI focuses on developing critical analysis to understand what is true. Drilling down to the most important questions and knowing how to uncover insights are skills we constantly refine. Creating long‐term value for clients and investing for the future should not be built on shifting sands of boom and bust, rather on the bedrock of real, long‐term fundamentals.

Long live active management!

Zevenbergen Capital Investments Portfolio Management Team

Brooke de Boutray, CFA, CIC

Joe Dennison, CFA

Leslie Tubbs, CFA, CIC

Anthony Zackery, CFA

Nancy Zevenbergen, CFA, CIC

Past performance is no guarantee of future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Russell 3000® Growth Index: A market capitalization weighted index based on the Russell 3000® Index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The Index is used to provide a gauge of the performance of growth stocks in the U.S. One cannot invest directly in an index.

Mutual fund investing involves risk, including the loss of principal. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Non‐diversified funds may hold a significant percentage of their assets in the securities of fewer companies and therefore events affecting those companies have a greater impact on the funds than on a diversified fund. If the Funds invest in a few sectors they may have increased exposure to price movements of those sectors. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.

Zevenbergen Capital Investments LLC (ZCI) is the investment adviser of the Zevenbergen Funds which are distributed by Quasar Distributors, LLC.

Zevenbergen Growth Fund Performance Summary June 30, 2019 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000® Growth Total Return

Investment Returns
For the Periods Ended June 30, 2019

	One Year	Three Year	Average Annual Since Inception
Zevenbergen Growth Fund *
Investor Class	16.35%	28.02%	18.25%
Institutional Class	16.60%	28.33%	18.54%
Russell 3000® Growth Total Return	10.60%	17.81%	15.23%

* Inception date on August 31, 2015.

Zevenbergen Genea Fund Performance Summary June 30, 2019 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Genea Fund - Institutional Class
and Russell 3000® Growth Total Return

$130,000
$120,000
$110,000
$100,000
$90,000
$80,000
$70,000
$60,000
$50,000
$40,000
$ 117,075
$ 86,095
08/31/2015
12/31/2015
03/31/2016
06/30/2016
09/30/2016
12/31/2016
03/31/2017
06/30/2017
09/30/2017
12/31/2017
03/31/2018
06/30/2018
09/30/2018
12/31/2018
03/31/2019
06/30/2019
Zevenbergen Genea Fund - Institutional Class
Russell 3000® Growth Total Return

Investment Returns
For the Periods Ended June 30, 2019

	One Year	Three Year	Average Annual Since Inception
Zevenbergen Genea Fund *
Investor Class	11.72%	35.12%	24.55%
Institutional Class	11.87%	35.51%	24.85%
Russell 3000® Growth Total Return	10.60%	17.81%	15.23%

* Inception date on August 31, 2015.

Zevenbergen Growth Fund Allocation of Portfolio Holdings (Calculated as a percentage of Total Investments) June 30, 2019 (Unaudited)

*
Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund
Schedule of Investments
June 30, 2019

Number of Shares		Value
	COMMON STOCKS ― 104.5%
	CONSUMER DISCRETIONARY ― 40.2%
8,550	2U, Inc. (a)	$321,822
620	Amazon.com, Inc. (a)	1,174,051
7,800	Chegg, Inc. (a)	301,002
2,600	Chewy, Inc. (a)	91,000
2,200	lululemon athletica inc. (a)	396,462
1,900	MercadoLibre, Inc. (a)	1,162,363
2,850	Netflix, Inc. (a)	1,046,862
6,000	Shake Shack Inc. (a)	433,200
1,725	Spotify Technology S.A. (a)	252,230
3,400	Tesla, Inc. (a)	759,764
4,600	Trade Desk, Inc. (The) (a)	1,047,788
4,750	Uber Technologies, Inc. (a)	220,305
3,300	Wayfair Inc. (a)	481,800
		7,688,649
	CONSUMER STAPLES ― 2.5%
10,200	Tilray, Inc. (a)	474,912

	FINANCIAL SERVICES ― 11.5%
5,800	Charles Schwab Corporation (The)	233,102
6,700	PayPal Holdings, Inc. (a)	766,882
5,700	Square, Inc. (a)	413,421
17,100	Zillow Group, Inc. Class C (a)	793,269
		2,206,674
	HEALTH CARE ― 16.0%
4,800	BioMarin Pharmaceutical Inc. (a)	411,120
11,400	Exact Sciences Corporation (a)	1,345,656
4,100	Medidata Solutions, Inc. (a)	371,091
14,200	Teladoc Health, Inc. (a)	943,022
		3,070,889
	PRODUCER DURABLES ― 3.6%
575	CoStar Group, Inc. (a)	318,584
4,000	Paylocity Holding Corp. (a)	375,280
		693,864

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Schedule of Investments (Continued)
June 30, 2019

Number of Shares		Value
	TECHNOLOGY ― 30.7%
1,600	Adobe Inc. (a)	$471,440
2,500	Alibaba Group Holding Limited. ― ADR (a)	423,625
800	Atlassian Corporation Plc (a)	104,672
3,300	Facebook, Inc. Class A (a)	636,900
4,500	Lyft, Inc. (a)	295,695
1,900	Monolithic Power Systems, Inc.	257,982
3,250	New Relic, Inc. (a)	281,157
3,600	NVIDIA Corporation	591,228
6,000	Okta, Inc. (a)	741,060
8,300	Pluralsight, Inc. (a)	251,656
1,800	ServiceNow, Inc. (a)	494,226
4,400	Shopify Inc. (a)	1,320,660
		5,870,301
	TOTAL COMMON STOCKS
	(Cost $12,952,727)	$20,005,289

	SHORT-TERM INVESTMENTS ― 0.5%
98,751	First American U.S. Treasury Money Market Fund, Class Z, 2.06% (b)	98,751
	TOTAL SHORT-TERM INVESTMENTS (Cost $98,751)	$98,751

	TOTAL INVESTMENTS ― 105.0% (Cost $13,051,478)	20,104,040
	Liabilities in Excess of Other Assets ― (5.0)%	(957,471)
	TOTAL NET ASSETS ― 100.0%	$19,146,569

	ADR American Depositary Receipt.
	(a) Non Income Producing.
	(b) Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities
June 30, 2019

Assets
Investments in securities, at value (cost $13,051,478)	$20,104,040
Dividends and interest receivable	1,009
Receivable for Fund shares sold	10,876
Receivable from Adviser	15,181
Prepaid expenses	13,367
Total Assets	20,144,473
Liabilities
Payable for Fund shares redeemed	927,333
Distribution fees - Investor Class	5,402
Accrued other expenses and other liabilities	65,169
Total Liabilities	997,904

Net Assets	$19,146,569

Components of Net Assets
Paid-in capital	$12,219,458
Total distributable earnings	6,927,111
Net Assets	$19,146,569

Investor Class:
Net assets	$4,460,300
Shares outstanding (unlimited number of shares authorized, no par value)	234,711
Net asset value, offering and redemption price per share *	$19.00

Institutional Class:
Net assets	$14,686,269
Shares outstanding (unlimited number of shares authorized, no par value)	765,532
Net asset value, offering and redemption price per share *	$19.18

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Year Ended June 30, 2019

Investment Income
Dividends and interest income	$13,616

Expenses
Advisory fees	120,052
Administration fees	88,330
Transfer agent fees	43,800
Registration fees	30,474
Shareholder servicing fees	16,167
Audit fees	15,932
Legal fees	15,045
Compliance fees	11,850
Trustees’ fees	11,680
Miscellaneous expenses	9,100
Custody fees	8,416
Distribution fees - Investor Class	5,801
Shareholder reporting fees	5,650
Insurance fees	2,555
Total expenses	384,852
Expenses waived and reimbursed by the Adviser	(227,826)
Net Expenses	157,026

Net Investment Loss	(143,410)

Realized and Unrealized Gain on Investments
Net realized gain on investments	199,385
Change in unrealized appreciation on investments	2,625,356
Net Realized and Unrealized Gain on Investments	2,824,741

Net Increase in Net Assets from Operations	$2,681,331

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net investment loss	$(143,410)	$(81,068)
Net realized gain on investments	199,385	40,119
Net change in unrealized appreciation on investments	2,625,356	2,782,623
Net Increase in Net Assets from Operations	2,681,331	2,741,674

Capital Transactions
Proceeds from shares sold
Investor Class	4,380,758	1,494,000
Institutional Class	4,097,624	2,061,483
Cost of shares redeemed
Investor Class	(1,673,777)	(644,925)
Institutional Class	(2,611,853)	(15,083)
Redemption fees
Investor Class	2,527	412
Institutional Class	8,319	3,157
Net Increase in Net Assets from Capital Share Transactions	4,203,598	2,899,044

Total Increase in Net Assets	6,884,929	5,640,718

Net Assets
Beginning of year	12,261,640	6,620,922
End of year	$19,146,569	$12,261,640 *

Capital Shares Transactions
Investor Class
Shares sold	257,872	105,288
Shares redeemed	(102,261)	(41,971)
Net increase in shares outstanding	155,611	63,317

Institutional Class
Shares sold	243,457	146,509
Shares redeemed	(144,779)	(912)
Net increase in shares outstanding	98,678	145,597

* Includes accumulated net investment loss of $(48,063).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$16.33	$12.27	$9.05	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.20)	(0.17)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	2.85	4.22	3.35	(0.86)
Total Gain (Loss) from Investment Operations	2.65	4.05	3.22	(0.95)

Redemption Fee Proceeds(1)	0.02	0.01	—	—

Net Asset Value, End of Period	$19.00	$16.33	$12.27	$9.05

Total Return	16.35%	33.09%	35.58%	-9.50	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$4,460	$1,292	$194	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.78%	3.63%	5.89%	22.37	% (3)
After fees waived and reimbursed by the Adviser	1.30%	1.30%	1.30%	1.30	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.69%	-3.53%	-5.76%	-22.28	% (3)
After fees waived and reimbursed by the Adviser	-1.21%	-1.20%	-1.17%	-1.21	% (3)
Portfolio turnover rate (4)	28.68%	31.12%	25.90%	14.81	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$16.45	$12.33	$9.07	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.15)	(0.13)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	2.87	4.24	3.35	(0.87)
Total Gain (Loss) from Investment Operations	2.72	4.11	3.26	(0.93)

Redemption Fee Proceeds (1)	0.01	0.01	—	—
Net Asset Value, End of Period	$19.18	$16.45	$12.33	$9.07

Total Return	16.60%	33.41%	35.94%	-9.30	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$14,686	$10,970	$6,427	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.52%	3.55%	5.86%	15.01	% (3)
After fees waived and reimbursed by the Adviser	1.00%	1.00%	1.00%	1.00	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.43%	-3.45%	-5.72%	-14.84	% (3)
After fees waived and reimbursed by the Adviser	-0.91%	-0.90%	-0.87%	-0.83	% (3)
Portfolio turnover rate (4)	28.68%	31.12%	25.90%	14.81	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2019 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund

Schedule of Investments

June 30, 2019

Number of Shares		Value
	COMMON STOCKS ― 98.9%
	CONSUMER DISCRETIONARY ― 42.8%
1,630	Amazon.com, Inc. (a)	$3,086,617
28,200	Chegg, Inc. (a)	1,088,238
11,200	Chewy, Inc. (a)	392,000
17,200	Etsy, Inc. (a)	1,055,564
21,100	Jumia Technologies AG ― ADR (a)	557,462
4,255	MercadoLibre, Inc. (a)	2,603,081
7,160	Netflix, Inc. (a)	2,630,011
5,000	Spotify Technology S.A. (a)	731,100
9,780	Tesla, Inc. (a)	2,185,439
8,000	The RealReal, Inc. (a)	231,200
11,800	Trade Desk, Inc. (The) (a)	2,687,804
9,650	Uber Technologies, Inc. (a)	447,567
11,575	Wayfair Inc. (a)	1,689,950
		19,386,033
	CONSUMER STAPLES ― 3.3%
32,200	Tilray, Inc. (a)	1,499,232

	FINANCIAL SERVICES ― 13.6%
12,900	PayPal Holdings, Inc. (a)	1,476,534
31,200	Square, Inc. (a)	2,262,936
52,400	Zillow Group, Inc. Class C (a)	2,430,836
		6,170,306
	PRODUCER DURABLES― 2.8%
19,700	Axon Enterprise, Inc. (a)	1,264,937

	TECHNOLOGY ― 36.4%
8,725	Alibaba Group Holding Limited ― ADR (a)	1,478,451
7,800	Atlassian Corporation Plc (a)	1,020,552
8,000	Facebook, Inc. Class A (a)	1,544,000
15,800	Lyft, Inc. (a)	1,038,218
10,600	NVIDIA Corporation	1,740,838
9,700	New Relic, Inc. (a)	839,147
16,350	Okta, Inc. (a)	2,019,388
21,000	Pinterest, Inc. (a)	571,620
42,400	Pluralsight, Inc. (a)	1,285,568
5,000	ServiceNow, Inc. (a)	1,372,850
8,950	Shopify Inc. (a)	2,686,343
19,600	Tencent Holdings Ltd. ― ADR	887,096
		16,484,071

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments (Continued)
June 30, 2019

Number of Shares		Value
	TOTAL COMMON STOCKS
	(Cost $34,200,558)	$44,804,579

	SHORT-TERM INVESTMENTS ― 0.6%
266,529	First American U.S. Treasury Money Market Fund, Class Z, 2.06% (b)	$266,529
	TOTAL SHORT-TERM INVESTMENTS (Cost $266,529)	$266,529

	TOTAL INVESTMENTS ― 99.5% (Cost $34,467,087)	45,071,108
	Other Assets in Excess of Liabilities ― 0.5%	227,393
	TOTAL NET ASSETS ― 100.0%	$45,298,501

ADR	American Depositary Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Assets and Liabilities
June 30, 2019

Assets
Investments in securities, at value (cost $34,467,087)	$45,071,108
Dividend and interest receivable	340
Receivable for Fund shares sold	549,730
Receivable for investments sold	121,539
Prepaid expenses	13,523
Total Assets	45,756,240

Liabilities
Payable for Fund shares redeemed	$2,602
Payable for securities purchased	331,944
Payable to Adviser	34,792
Distribution fees - Investor Class	12,573
Accrued other expenses and other liabilities	75,828
Total Liabilities	457,739

Net Assets	$45,298,501

Components of Net Assets
Paid-in capital	$36,024,768
Total distributable earnings	9,273,733
Net Assets	$45,298,501

Investor Class:
Net assets	$28,986,451
Shares outstanding (unlimited number of shares authorized, no par value)	1,253,841
Net asset value, offering and redemption price per share *	$23.12

Institutional Class:
Net assets	$16,312,050
Shares outstanding (unlimited number of shares authorized, no par value)	699,126
Net asset value, offering and redemption price per share *	$23.33

*Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Operations

For the Year Ended June 30, 2019

Investment Income
Dividends and interest income (net of foreign tax of $85)	$16,181

Expenses
Advisory fees	291,855
Administration fees	88,540
Transfer agent fees and expenses	51,685
Distribution fees - Investor Class	51,136
Shareholder servicing fees	42,656
Registration fees	33,073
Audit fees	15,932
Legal fees	14,545
Trustees’ fees	11,680
Compliance fees	11,680
Custody fees	11,202
Miscellaneous expenses	9,630
Shareholder reporting fees	6,570
Insurance fees	2,649
Total expenses	642,833
Expenses waived and reimbursed by the Adviser	(224,757)
Net Expenses	418,076

Net Investment Loss	(401,895)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(658,951)
Change in unrealized appreciation on investments	4,918,687
Net Realized and Unrealized Gain on Investments	4,259,736

Net Increase in Net Assets from Operations	$3,857,841

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Net investment loss	$(401,895)	$(126,739)
Net realized gain (loss) on investments	(658,951)	112,613
Net change in unrealized appreciation on investments	4,918,687	4,173,887
Net Increase in Net Assets from Operations	3,857,841	4,159,761

Distributions to Shareholders
Investor Class	(56,530)	—
Institutional Class	(36,156)	—
Total Distributions to Shareholders	(92,686)	—

Capital Transactions
Proceeds from shares sold
Investor Class	26,468,055	10,774,903
Institutional Class	7,248,574	3,097,193
Proceeds from shares reinvested
Investor Class	56,375	—
Institutional Class	36,000	—
Cost of shares redeemed
Investor Class	(12,416,005)	(2,031,181)
Institutional Class	(1,599,654)	(45,101)
Redemption fees
Investor Class	21,832	3,264
Institutional Class	12,286	3,954
Net Increase in Net Assets from Capital Share Transactions	19,827,463	11,803,032

Total Increase in Net Assets	23,592,618	15,962,793

Net Assets
Beginning of year	21,705,883	5,743,090
End of year	$45,298,501	$21,705,883 *

Capital Shares Transactions
Investor Class
Shares sold	1,244,105	584,658
Shares reinvested	3,316	—
Shares redeemed	(601,705)	(122,541)
Net increase in shares outstanding	645,716	462,117

Institutional Class
Shares sold	338,727	179,160
Shares reinvested	2,100	—
Shares redeemed	(75,186)	(2,345)
Net increase in shares outstanding	265,641	176,815

* Includes accumulated net investment loss of $(88,328).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$20.77	$14.20	$9.40	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.29)	(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	2.68	6.79	4.96	(0.50)
Total Gain (Loss) from Investment Operations	2.39	6.56	4.80	(0.60)

Less Distributions from Net Realized Gain:	(0.06)	—	—	—

Redemption Fee Proceeds (1)	0.02	0.01	—	—

Net Asset Value, End of Period	$23.12	$20.77	$14.20	$9.40

Total Return	11.72%	46.27%	51.06%	-6.00	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$28,986	$12,633	$2,074	$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.09%	3.35%	7.96%	12.73	% (3)
After fees waived and reimbursed by the Adviser	1.40%	1.40%	1.40%	1.40	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.04%	-3.27%	-7.89%	-12.67	% (3)
After fees waived and reimbursed by the Adviser	-1.35%	-1.32%	-1.33%	-1.34	% (3)
Portfolio turnover rate (4)	35.25%	22.35%	67.59%	19.01	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$20.93	$14.30	$9.41	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.22)	(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	2.66	6.80	4.99	(0.50)
Total Gain (Loss) from Investment Operations	2.44	6.62	4.87	(0.59)

Less Distributions from Net Realized Gain:	(0.06)	—	—	—

Redemption Fee Proceeds (1)	0.02	0.01	0.02	—

Net Asset Value, End of Period	$23.33	$20.93	$14.30	$9.41
Total Return	11.87%	46.36%	51.97%	-5.90	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$16,312	$9,073	$3,669	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.80%	3.21%	8.08%	12.99	% (3)
After fees waived and reimbursed by the Adviser	1.10%	1.10%	1.10%	1.10	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.75%	-3.14%	-8.02%	-12.97	% (3)
After fees waived and reimbursed by the Adviser	-1.05%	-1.03%	-1.04%	-1.08	% (3)
Portfolio turnover rate (4)	35.25%	22.35%	67.59%	19.01	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2019

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each class of share represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2019

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2019:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$20,005,289	$—	$—	$20,005,289
Short-Term Investments	98,751	—	—	98,751
Total Assets	$20,104,040	$—	$—	$20,104,040

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$44,804,579	$—	$—	$44,804,579
Short-Term Investments	266,529	—	—	266,529
Total Assets	$45,071,108	$—	$—	$45,071,108

Please refer to the Schedule of Investments for further classification.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of June 30, 2019, the tax years ended June 30, 2018, June 30, 2017, and the tax period ended June 30, 2016, are open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2019

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Growth Fund and the Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80% and 0.90%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.30%	1.00%
Genea Fund	1.40%	1.10%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2019, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2017	$225,191	$225,052	June 30, 2020
FYE June 30, 2018	222,939	221,177	June 30, 2021
FYE June 30, 2019	227,826	224,757	June 30, 2022
	$675,956	$670,986

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services, acts as the Funds’ distributor and principal underwriter. For the year ended June 30, 2019, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$88,330	$88,540
Custody	8,416	11,202
Transfer Agency	43,800	51,685
Chief Compliance Officer	11,850	11,680

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2019

At June 30, 2019, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees to U.S. Bank in the following amounts:

	Growth Fund	Genea Fund
Administration	$22,653	$22,211
Custody	2,527	2,036
Transfer Agency	12,377	13,889
Chief Compliance Officer	3,547	3,231

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statement of Assets and Liabilities.

The Independent Trustees were paid $23,360 for their services to the Funds during the year ended June 30, 2019. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2019, were as follows:

Growth Fund
Purchases	$9,242,599
Sales	$4,327,322

Genea Fund
Purchases	$30,618,771
Sales	$11,443,458

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2019, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund

Cost of investments	$13,065,654	$34,647,488
Gross unrealized appreciation	7,701,055	12,873,608
Gross unrealized depreciation	(662,669)	(2,449,988)
Net unrealized appreciation on investments	7,038,386	10,423,620

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(29,718)	—
Other book/tax temporary differences	(81,557)	(1,149,887)
Total distributable earnings	$6,927,111	$9,273,733

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales and in part to investments in Passive Foreign Investment Companies (PFICs).

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2019

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2019, permanent differences in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$109,916	$(109,916)
Genea Fund	$1,217	$(1,217)

Following table summarizes the characteristics of distributions paid during the year ended June 30, 2019:

	Short-Term Capital Gains	Long-Term Capital Gains	Total Distributions Paid
Growth Fund	$—	$—	$—
Genea Fund	$64,932	$27,754	$92,686

Following capital loss carryovers were utilized during the year ended June 30, 2019:

Growth Fund:	$206,013
Genea Fund:	$57,097

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2019, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	$(81,557)	$—
Genea Fund	$(237,180)	$(912,707)

At June 30, 2019, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$(29,718)	$—	$(29,718)
Genea Fund	$—	$—	$—

Zevenbergen Funds
Notes to the Financial Statements
June 30, 2019

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the year ended June 30, 2019, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$3,481	$12,686
Genea Fund	30,682	11,974

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2019, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statement of Changes in Net Assets for fees recognized.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted all applicable provisions of ASU 2018-13.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the “Funds”), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from August 31, 2015 (inception date) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended and for the period from August 31, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2014.

Philadelphia, Pennsylvania

August 28, 2019

Zevenbergen Funds
Expense Example
June 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from January 1, 2019 to June 30, 2019 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,371.60	1.30%	$7.64
Hypothetical 5% Return	$1,000.00	$1,018.35	1.30%	$6.51

Institutional Class
Actual Fund Return	$1,000.00	$1,373.70	1.00%	$5.89
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,333.50	1.40%	$8.10
Hypothetical 5% Return	$1,000.00	$1,017.85	1.40%	$7.00

Institutional Class
Actual Fund Return	$1,000.00	$1,335.40	1.10%	$6.37
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the “six month period”).

Zevenbergen Funds
Additional Information
June 30, 2019 (Unaudited)

Form N-Q

The Funds file their complete schedules of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800- SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended June 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	12.88%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2019, was as follows:

Growth Fund	0.00%
Genea Fund	7.70%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	100.00%

Zevenbergen Funds
Trustees and Officer Information

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2012)	2	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	2	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	2	None

Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018, Chairman, President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	2	None

Zevenbergen Funds
Trustees and Officer Information (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio and Harry E. Resis are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund
	FYE 06/30/2019	FYE 06/30/2018
Audit Fees	$13,400	$13,400
Audit-Related Fees	None	None
Tax Fees	$2,100	$2,100
All Other Fees	None	None

Zevenbergen Genea Fund
	FYE 06/30/2019	FYE 06/30/2018
Audit Fees	$13,400	$13,400
Audit-Related Fees	None	None
Tax Fees	$2,100	$2,100
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund
	FYE 06/30/2019	FYE 06/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund
	FYE 06/30/2019	FYE 06/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Zevenbergen Growth Fund
Non-Audit Related Fees	FYE 06/30/2019	FYE 06/3/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund
Non-Audit Related Fees	FYE 06/30/2019	FYE 06/3/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date September 6, 2019

By /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date September 6, 2019